American Funds Inflation Linked Bond Fund®
Investment portfolio
February 29, 2020
unaudited
Bonds, notes & other debt instruments 96.28% U.S. Treasury bonds & notes 89.84% U.S. Treasury inflation-protected securities 81.04%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2021[1,2]	$31,444	$31,491
U.S. Treasury Inflation-Protected Security 0.625% 2021[1,2]	222,339	225,516
U.S. Treasury Inflation-Protected Security 1.125% 2021[2]	41,117	41,569
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	270,935	272,781
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	108,545	109,288
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	17,768	18,007
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	33,344	33,746
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	29,815	30,616
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	560,112	574,472
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	649	665
U.S. Treasury Inflation-Protected Security 0.50% 2024[2]	52,373	54,113
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	105,731	109,643
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	124,664	128,327
U.S. Treasury Inflation-Protected Security 0.375% 2025[1,2]	478,219	498,667
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	31,970	36,235
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	135,083	139,325
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	177,910	187,794
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	134,656	152,860
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	205,906	216,677
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	105,959	110,821
U.S. Treasury Inflation-Protected Security 2.375% 2027[1,2]	193,948	229,664
U.S. Treasury Inflation-Protected Security 0.50% 2028[2]	238,994	253,477
U.S. Treasury Inflation-Protected Security 1.75% 2028[2]	74,827	86,676
U.S. Treasury Inflation-Protected Security 0.25% 2029[1,2]	221,224	232,375
U.S. Treasury Inflation-Protected Security 0.875% 2029[2]	69,613	76,633
U.S. Treasury Inflation-Protected Security 2.50% 2029[2]	2,394	2,982
U.S. Treasury Inflation-Protected Security 0.125% 2030[1,2]	389,644	404,733
U.S. Treasury Inflation-Protected Security 2.125% 2040[1,2]	53,503	75,375
U.S. Treasury Inflation-Protected Security 2.125% 2041[1,2]	51,046	72,693
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	56,865	64,738
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	11,178	12,425
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	71,783	92,749
U.S. Treasury Inflation-Protected Security 0.75% 2045[1,2]	122,226	140,137
U.S. Treasury Inflation-Protected Security 1.00% 2046[1,2]	105,035	127,623
U.S. Treasury Inflation-Protected Security 0.875% 2047[1,2]	165,329	196,817
U.S. Treasury Inflation-Protected Security 1.00% 2048[1,2]	201,233	247,768
U.S. Treasury Inflation-Protected Security 1.00% 2049[1,2]	57,292	71,089
U.S. Treasury Inflation-Protected Security 0.25% 2050[2]	43,381	44,702
		5,405,269
U.S. Treasury 8.80%
U.S. Treasury 1.25% 2024	2,000	2,028
U.S. Treasury 1.75% 2024	43,000	44,643
U.S. Treasury 1.375% 2025	85,000	86,788
U.S. Treasury 1.625% 2026	55,000	57,028
U.S. Treasury 1.625% 2026	10,000	10,366
American Funds Inflation Linked Bond Fund — Page 1 of 9

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2029	$309,000	$325,788
U.S. Treasury 2.375% 2049[1]	52,000	60,451
		587,092
Total U.S. Treasury bonds & notes		5,992,361
Corporate bonds & notes 3.20% Energy 1.16%
Energy Transfer Partners, LP 6.00% 2048	10,000	11,248
Equinor ASA 3.625% 2028	13,165	14,867
MPLX LP 4.00% 2028	2,430	2,570
MPLX LP 4.70% 2048	10,000	10,441
Occidental Petroleum Corp. 2.60% 2021	24,802	25,125
Occidental Petroleum Corp. 2.90% 2024	10,841	10,995
Petróleos Mexicanos 7.47% 2026	MXN30	1
Sabine Pass Liquefaction, LLC 4.20% 2028	$2,225	2,353
		77,600
Utilities 0.88%
Consumers Energy Co. 4.05% 2048	8,570	10,453
FirstEnergy Corp. 3.90% 2027	4,725	5,237
FirstEnergy Corp. 4.85% 2047	4,890	6,145
Mississippi Power Co. 4.25% 2042	1,660	1,915
Public Service Enterprise Group Inc. 3.20% 2049	8,250	9,251
Tampa Electric Co. 4.45% 2049	8,070	10,249
Virginia Electric and Power Co. 3.80% 2028	7,925	8,968
Virginia Electric and Power Co. 2.875% 2029	2,800	2,988
Wisconsin Electric Power Co. 4.30% 2048	2,600	3,235
		58,441
Consumer staples 0.37%
Conagra Brands, Inc. 4.85% 2028	6,400	7,441
Keurig Dr Pepper Inc. 4.057% 2023	10,650	11,438
Keurig Dr Pepper Inc. 5.085% 2048	4,291	5,477
		24,356
Health care 0.26%
Becton, Dickinson and Co. 3.70% 2027	7,700	8,511
Cigna Corp. 4.90% 2048	7,175	8,916
		17,427
Industrials 0.20%
General Dynamics Corp. 3.75% 2028	8,650	9,824
United Technologies Corp. 4.125% 2028	3,265	3,824
		13,648
Consumer discretionary 0.20%
Boston University 4.061% 2048	2,075	2,722
Home Depot, Inc. 2.95% 2029	8,408	9,097
Home Depot, Inc. 4.50% 2048	1,240	1,607
		13,426
American Funds Inflation Linked Bond Fund — Page 2 of 9

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services 0.13%	Principal amount (000)	Value (000)
Verizon Communications Inc. 4.50% 2033	$7,000	$8,586
Total corporate bonds & notes		213,484
Bonds & notes of governments & government agencies outside the U.S. 3.09%
Colombia (Republic of) 5.00% 2045	600	727
European Stability Mechanism 2.125% 2022[3]	40,000	41,212
Italy (Republic of) 0.10% 2023[2]	€72,270	80,291
Japan, Series 18, 0.10% 2024[2]	¥2,253,200	21,151
Japan, Series 20, 0.10% 2025[2]	4,343,500	40,975
South Africa (Republic of), Series R-197, 5.50% 2023[2]	ZAR758	53
United Kingdom 0.125% 2041[2]	£8,379	17,632
Uruguay (Oriental Republic of) 8.50% 2028	UYU172,200	3,910
		205,951
Mortgage-backed obligations 0.15% Collateralized mortgage-backed obligations 0.15%
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,4,5]	$9,923	10,061
Total mortgage-backed obligations		10,061
Total bonds, notes & other debt instruments (cost: $6,022,058,000)		6,421,857
Short-term securities 3.17% Money market investments 3.17%	Shares
Capital Group Central Cash Fund 1.63%[6]	2,112,932	211,293
Total short-term securities (cost: $209,180,000)		211,293
Total investment securities 99.45% (cost: $6,231,238,000)		6,633,150
Other assets less liabilities 0.55%		36,551
Net assets 100.00%		$6,669,701
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 2/29/2020[8] (000)	Unrealized (depreciation) appreciation at 2/29/2020 (000)
90 Day Euro Dollar Futures	Short	15,973	September 2020	$(3,993,250)	$(3,956,712)	$(21,909)
2 Year U.S. Treasury Note Futures	Long	8,838	July 2020	1,767,600	1,929,584	14,809
5 Year Euro-Bobl Futures	Long	1,367	March 2020	€136,700	204,724	2,537
5 Year U.S. Treasury Note Futures	Long	18,326	July 2020	$1,832,600	2,249,517	36,179
10 Year Euro-Bund Futures	Long	285	March 2020	€28,500	55,833	1,699
10 Year U.S. Treasury Note Futures	Long	815	June 2020	$81,500	109,821	1,549
10 Year Ultra U.S. Treasury Note Futures	Short	2,332	June 2020	(233,200)	(350,310)	(7,913)
20 Year U.S. Treasury Bond Futures	Short	187	June 2020	(18,700)	(31,837)	(597)
30 Year Euro-Buxl Futures	Long	271	March 2020	€27,100	65,752	4,750
30 Year Ultra U.S. Treasury Bond Futures	Short	4,613	June 2020	$(461,300)	(957,197)	(41,525)
						$(10,421)
American Funds Inflation Linked Bond Fund — Page 3 of 9

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 2/29/2020 (000)
Purchases (000)	Sales (000)
EUR59,300	USD65,956	Citibank	3/5/2020	$(467)
AUD23,900	USD16,381	Bank of America	3/6/2020	(808)
USD27,468	KRW32,489,550	Citibank	3/16/2020	711
COP38,740,000	USD11,467	Citibank	3/17/2020	(468)
USD24,899	MXN466,000	UBS AG	3/19/2020	1,300
CAD6,035	USD4,535	HSBC Bank	3/23/2020	(39)
USD4,010	EUR3,700	Bank of New York Mellon	3/23/2020	(81)
EUR22,521	MXN460,000	Morgan Stanley	3/24/2020	1,626
AUD14,700	USD9,749	UBS AG	3/24/2020	(167)
JPY5,569,000	USD49,997	JPMorgan Chase	3/26/2020	1,714
CHF32,200	USD32,854	Morgan Stanley	3/26/2020	588
JPY291,480	USD2,636	Standard Chartered Bank	3/26/2020	71
USD32,814	JPY3,669,000	Morgan Stanley	3/26/2020	(1,254)
USD79,185	EUR73,250	Bank of America	3/26/2020	(1,819)
USD36,674	MXN686,384	Citibank	4/3/2020	2,000
JPY1,466,000	USD13,372	JPMorgan Chase	4/3/2020	247
USD4,551	CAD6,035	UBS AG	4/3/2020	55
USD26,578	THB840,000	HSBC Bank	4/3/2020	(60)
USD10,263	SEK100,000	Standard Chartered Bank	4/3/2020	(162)
USD16,378	GBP12,660	Bank of New York Mellon	4/7/2020	128
EUR8,919	USD9,694	Standard Chartered Bank	4/8/2020	176
				$3,291
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
1.5305%	U.S. EFFR	3/18/2020	$9,147,000	$316	$—	$316
1.531%	U.S. EFFR	3/18/2020	3,613,900	126	—	126
SONIA	0.6025%	3/26/2020	£2,793,200	192	—	192
SONIA	0.595%	3/26/2020	1,776,300	135	—	135
1.538%	U.S. EFFR	4/29/2020	$13,417,724	4,726	—	4,726
7.14%	28-day MXN-TIIE	4/29/2020	MXN1,633,150	(15)	—	(15)
7.87%	28-day MXN-TIIE	5/8/2020	1,452,815	88	—	88
7.84%	28-day MXN-TIIE	5/8/2020	792,185	46	—	46
6.78%	28-day MXN-TIIE	7/6/2020	777,690	(45)	—	(45)
1.309%	U.S. EFFR	12/16/2020	$9,048,950	13,652	—	13,652
1.33075%	U.S. EFFR	12/16/2020	6,961,000	10,882	—	10,882
EONIA	(0.558)%	2/3/2021	€3,003,100	(118)	—	(118)
EONIA	(0.545)%	2/3/2021	3,003,000	(177)	—	(177)
EONIA	(0.5315)%	2/3/2021	3,003,000	(238)	—	(238)
EONIA	(0.531)%	2/3/2021	3,003,000	(240)	—	(240)
EONIA	(0.5145)%	2/3/2021	6,006,000	(630)	—	(630)
3-month USD-LIBOR	2.367%	3/28/2021	$68,800	(925)	—	(925)
1.665%	U.S. EFFR	6/20/2021	737,000	7,912	—	7,912
1.3065%	U.S. EFFR	10/25/2021	232,900	2,153	—	2,153
American Funds Inflation Linked Bond Fund — Page 4 of 9

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
1.39%	U.S. EFFR	10/31/2021	$517,300	$5,559	$—	$5,559
1.3615%	U.S. EFFR	11/1/2021	258,600	2,673	—	2,673
1.281%	U.S. EFFR	11/4/2021	258,900	2,342	—	2,342
1.411%	U.S. EFFR	11/7/2021	345,875	3,919	—	3,919
1.3925%	U.S. EFFR	11/7/2021	345,875	3,810	—	3,810
3-month USD-LIBOR	1.469%	11/18/2021	1,479,200	(11,742)	—	(11,742)
3-month USD-LIBOR	1.465%	11/18/2021	1,498,000	(11,789)	—	(11,789)
8.54%	28-day MXN-TIIE	1/6/2022	MXN813,614	1,448	—	1,448
8.44%	28-day MXN-TIIE	1/7/2022	916,386	1,551	—	1,551
1.395%	U.S. EFFR	1/23/2022	$113,000	1,439	—	1,439
0.681%	6-month GBP-LIBOR	1/30/2022	£191,700	492	—	492
0.676%	6-month GBP-LIBOR	1/30/2022	194,600	476	—	475
0.71%	6-month GBP-LIBOR	2/18/2022	194,600	583	583	—
1.082%	U.S. EFFR	2/26/2022	$345,900	2,494	—	2,494
1.074%	U.S. EFFR	2/26/2022	344,900	2,432	—	2,432
3-month USD-LIBOR	1.265%	2/26/2022	346,200	(1,999)	—	(1,999)
3-month USD-LIBOR	1.271%	2/26/2022	346,770	(2,044)	—	(2,044)
1.07625%	U.S. EFFR	2/27/2022	341,410	2,423	—	2,423
1.0405%	U.S. EFFR	2/27/2022	341,420	2,178	—	2,178
3-month USD-LIBOR	1.23%	2/27/2022	342,210	(1,745)	—	(1,745)
3-month USD-LIBOR	1.262%	2/27/2022	342,210	(1,961)	—	(1,961)
1.0465%	U.S. EFFR	2/28/2022	351,370	2,284	—	2,284
3-month USD-LIBOR	1.233%	2/28/2022	352,610	(1,850)	—	(1,850)
0.91%	U.S. EFFR	3/2/2022	771,830	2,946	—	2,946
3-month USD-LIBOR	1.1225%	3/2/2022	773,430	(2,450)	—	(2,450)
U.S. EFFR	0.58625%	3/3/2022	116,900	(11)	—	(11)
3-month USD-LIBOR	0.878%	3/3/2022	117,000	(93)	—	(93)
2.197%	U.S. EFFR	4/18/2022	489,000	15,243	—	15,243
6.99%	28-day MXN-TIIE	6/17/2022	MXN480,000	246	—	246
1.8475%	3-month USD-LIBOR	7/11/2022	$193,600	4,063	—	4,063
2.80%	3-month USD-LIBOR	9/2/2022	280,000	10,810	—	10,810
2.75%	3-month USD-LIBOR	9/2/2022	280,000	10,534	—	10,534
1.5675%	3-month USD-LIBOR	8/17/2023	270,000	3,861	—	3,861
3-month USD-LIBOR	2.18075%	3/29/2024	29,400	(1,495)	—	(1,495)
3-month USD-LIBOR	2.194%	3/29/2024	29,600	(1,520)	—	(1,520)
3-month USD-LIBOR	2.21875%	3/29/2024	31,000	(1,623)	—	(1,623)
3-month USD-LIBOR	2.221%	4/1/2024	23,000	(1,209)	—	(1,209)
3-month USD-LIBOR	2.365%	5/2/2024	428,700	(25,415)	—	(25,415)
3-month USD-LIBOR	1.7935%	7/12/2024	46,000	(1,710)	—	(1,710)
3-month USD-LIBOR	1.5965%	1/23/2025	49,000	(1,509)	—	(1,509)
2.319%	3-month USD-LIBOR	6/15/2025	340,000	23,121	—	23,121
3-month USD-LIBOR	1.867%	7/11/2025	274,100	(7,091)	—	(7,091)
2.344%	3-month USD-LIBOR	9/25/2025	449,000	31,006	—	31,006
6-month JPY-LIBOR	0.228%	2/8/2026	¥4,250,000	(921)	—	(921)
28-day MXN-TIIE	8.11%	1/11/2027	MXN800,000	(3,442)	—	(3,442)
28-day MXN-TIIE	8.135%	1/14/2027	453,000	(1,984)	—	(1,984)
1.236%	3-month USD-LIBOR	2/26/2027	$379,000	5,981	—	5,981
28-day MXN-TIIE	7.625%	5/20/2027	MXN385,000	(1,142)	—	(1,142)
U.S. EFFR	2.045%	11/2/2027	$33,700	(3,207)	—	(3,207)
2.91%	3-month USD-LIBOR	2/1/2028	70,300	6,160	—	6,160
American Funds Inflation Linked Bond Fund — Page 5 of 9

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
2.908%	3-month USD-LIBOR	2/1/2028	$70,300	$6,154	$—	$6,154
2.925%	3-month USD-LIBOR	2/1/2028	56,200	4,965	—	4,965
2.92%	3-month USD-LIBOR	2/2/2028	53,200	4,687	—	4,687
6-month GBP-LIBOR	1.6567%	9/28/2028	£44,000	(4,973)	—	(4,973)
28-day MXN-TIIE	8.855%	12/28/2028	MXN511,419	(3,853)	—	(3,853)
3-month USD-LIBOR	2.494%	6/15/2030	$180,000	(24,209)	—	(24,209)
3-month USD-LIBOR	2.97125%	9/2/2030	57,050	(10,223)	—	(10,223)
3-month USD-LIBOR	3.005%	9/2/2030	57,050	(10,407)	—	(10,407)
3-month USD-LIBOR	2.507%	9/25/2030	239,000	(32,154)	—	(32,154)
3-month USD-LIBOR	1.83%	8/17/2031	58,000	(3,785)	—	(3,785)
3-month USD-LIBOR	2.986%	2/1/2038	33,900	(4,690)	—	(4,690)
3-month USD-LIBOR	2.9625%	2/1/2038	42,100	(5,737)	—	(5,737)
3-month USD-LIBOR	2.963%	2/1/2038	42,200	(5,752)	—	(5,752)
3-month USD-LIBOR	2.967%	2/2/2038	32,800	(4,482)	—	(4,482)
6-month GBP-LIBOR	1.5872%	2/5/2039	£3,600	(721)	—	(721)
6-month GBP-LIBOR	1.5877%	2/5/2039	6,100	(1,222)	—	(1,222)
3-month USD-LIBOR	3.253%	10/29/2048	$4	(2)	—	(2)
					$583	$2,974
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments (000)	Unrealized appreciation at 2/29/2020 (000)
CDX.NA.IG.33	1.00%/Quarterly	12/20/2024	$1,145,000	$(17,788)	$(23,526)	$5,738
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $72,560,000, which represented 1.09% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $51,273,000, which represented .77% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Rate represents the seven-day yield at 2/29/2020.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
American Funds Inflation Linked Bond Fund — Page 6 of 9

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $7,697,571,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $490,673,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $52,197,065,000 and $1,145,000,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Inflation Linked Bond Fund — Page 7 of 9

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$5,992,361	$—	$5,992,361
Corporate bonds & notes	—	213,484	—	213,484
Bonds & notes of governments & government agencies outside the U.S.	—	205,951	—	205,951
Mortgage-backed obligations	—	10,061	—	10,061
Short-term securities	211,293	—	—	211,293
Total	$211,293	$6,421,857	$—	$6,633,150
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$61,523	$—	$—	$61,523
Unrealized appreciation on open forward currency contracts	—	8,616	—	8,616
Unrealized appreciation on interest rate swaps	—	205,524	—	205,524
Unrealized appreciation on credit default swaps	—	5,738	—	5,738
Liabilities:
Unrealized depreciation on futures contracts	(71,944)	—	—	(71,944)
Unrealized depreciation on open forward currency contracts	—	(5,325)	—	(5,325)
Unrealized depreciation on interest rate swaps	—	(202,550)	—	(202,550)
Total	$(10,421)	$12,003	$—	$1,582
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Inflation Linked Bond Fund — Page 8 of 9

unaudited
Key to abbreviations and symbols
AUD = Australian dollars
CAD = Canadian dollars
CHF = Swiss francs
COP = Colombian pesos
EFFR = Effective Federal Funds Rate
EONIA = Euro Overnight Index Average
EUR/€ = Euros
GBP/£ = British pounds
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
SEK = Swedish kronor
SONIA = Sterling Overnight Interbank Average Rate
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
USD/$ = U.S. dollars
UYU = Uruguayan pesos
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-060-0420O-S73086	American Funds Inflation Linked Bond Fund — Page 9 of 9